EXHIBIT 99.8

AMC tAX AND TITLE REPORT

Client LN	SitusAMC ID	Seller LN	Address	City	ST	Zip	Trade	Title Report Effective Date	Title Report Date	Tax Certificate Effective Date	Subject Lien Recorded	Number of Pages Recorded	Subject Mortgage Originator	Origination Balance	Origination Date	Recording Date	Mortgage Book	Mortgage Page	Mortgage Doc Number	County of Recording	State of Recording	Critical Defect	SMtg Open	Address Variation	Origination Vesting	Current Vesting	SMtg First Position Mortgage	Prior Lien / Judgment	Municipal Lien	Association Super Lien	Property Tax Lien	Property Tax Status	SMtg Lien Position (Mortgages)	Critical Exception Count	Prior Mortgage Exception Count	Prior Mortgage Exception Total	Prior Mortgage Exception Details	Prior Lien Exception Count	Prior Lien Exception Total	Prior Lien Exception Details	Municipal Lien Exception Count	Municipal Lien Exception Total	Municipal Lien Exception Details	Property Tax Lien Exception Count	Property Tax Lien Exception Total	Property Tax Lien Exception Details	Association Lien Exception Count	Association Lien Exception Total	Association Lien Exception Details	IRS Lien Exception Count	IRS Lien Exception Total	IRS Lien Exception Details	Deed Vesting Exception Categories	Property Tax Status Issue	DQ Property Tax Amount	Property Tax Status Details	Final Event Level	Title Exceptions	Title Comments
751730	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx		Yes	22	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	Pass	Pass	Pass	Pass	Fail	Pass	Pass	Pass	Pass	Pass	Pass	1	0				0			0			0			0			0			Transferred to Land Trust	Tax Report Not Available			2	Transferred to Land Trust	The subject property has been transferred into a Land Trust. A Warranty Deed recorded on xxxxxx granted ownership from xxxxxx, husband and wife to xxxxxx, in their capacity as Grantors a/k/a Settlors, and Trustees of xxxxxx, or their successor in xxxxxx.

Client LN	SitusAMC ID	Seller LN	Address	City	ST	Zip	Trade	Origination Balance	Origination Date	Unique Exception ID	Exception Grade	Raw Exception Grade	Exception Category	Exception Subcategory	Exception Type	SOL Expired	SOL Expiration Date	Exception Detail	Title Policy	Title Policy Insurer	Title Policy Effective Date	Title Policy Exception	Paid on HUD	CBR Status	Borrower Vested on Title Policy	Lien Amount	Accrual Rate	Lienholder	Recording Date	Additional Exception Information
751730	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	xxxxxx	24951721	2	2	Title Diligence	Deed Vesting	Transferred to xxxxxx															Transferred to Land Trust - The subject property has been transferred into a Land Trust. A Warranty Deed recorded on xxxxxx granted ownership from xxxxxx, husband and wife to xxxxxx, in their capacity as Grantors a/k/a Settlors, and Trustees of xxxxxx, or their successor in xxxxxx.